Leases - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Leases
Operating cash flows from operating leases	¥ 152,156
Operating leases	¥ 120,271
Weighted-average remaining lease term-operating leases	3 years 6 months 3 days
Weighted-average discount rate-operating	4.75%